Summary of Significant Accounting Policies - Segment Reporting (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment reporting
Number of operating segment | segment	1		1
Number of reportable segment | segment	1		1
Revenues	$ 4,430	$ 5,446	$ 21,618	$ 8,495
Cost of revenues	3,603	4,187	17,614	7,331
Gross profit	827	1,259	4,004	1,164
Loss from operations	(2,200)	(369)	(3,706)	(3,218)
Single reporting segment
Segment reporting
Revenues	4,430	5,446	21,618	8,495
Cost of revenues	3,603	4,187	17,614	7,331
Gross profit	827	1,259	4,004	1,164
Segment compensation expenses	1,547	752	3,565	2,095
Segment travel expenses	163	56	369	228
Other segment expenses	$ 1,317	$ 820	$ 3,776	$ 2,059
Segment Reporting, Other Segment Item, Composition, Description	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.	Other segment expenses for each reportable segment includes all other operating expenses such as management fees, professional fees, insurance, rent and other.
Loss from operations	$ (2,200)	$ (369)	$ (3,706)	$ (3,218)